UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS
(Exact name of registrant as specified in charter)

20 N. Wacker Drive, Suite 1416, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Eric Kuby
Walthausen Funds
20 N. Wacker Drive, Suite 1416, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Report to Stockholders.

WALTHAUSEN SMALL CAP VALUE FUND

INSTITUTIONAL CLASS TICKER WFICX

INVESTOR CLASS TICKER WSCVX

For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT

January 31, 2023

Walthausen Small Cap Value Fund Annual Report January 31, 2023 (Unaudited)

Dear Shareholders,

Thank you for your continued interest in the Walthausen Small Cap Value Fund.

2022 Performance

The 2022 investment year was defined by two overarching challenges: inflation and geopolitical risk. Unfortunately, these risks are not going to go away soon. Many of today’s equity market participants are not familiar with how to incorporate these challenges into their investment discipline as they have not truly experienced this environment previously.

The last time that the Core Personal Consumption Expenditure, one of the Feds preferred inflation measures, registered above 4% was January 1991, more than three decades ago. This inflation measure broached 5% during 2022, ending the year at 4.6% . This inflationary backdrop is a whole new world for most investors. There are three basic factors that fuel inflation. Inflation can develop due to a lack of, or disruption to supply. A second cause of inflation, often referred to as “demand-pull” inflation, arises when there is excessive wage growth or monetary decisions resulting in an increase in the money supply. Lastly, inflation can arise due to the market’s expectations that price increases are just ahead – in this case, the consumer is incentivized to buy ahead of price increases and producers are incentivized to increase prices ahead of actual cost increases. It becomes a nasty spiral.

With the arrival of the global pandemic, global trade routes were severely restricted and country lockdowns reduced production of many items. At the same time, in an effort to ease the challenges the pandemic brought forth, the US pursued stimulus efforts which resulted in an unprecedented increase to the US money supply (as measured by M2). In retrospect, it is difficult to imagine that market professionals didn’t see an inflationary scenario developing.

At the same time, geopolitical tensions that had been brewing for some time literally blew up as Russia invaded Ukraine and relations between the U.S. and China deteriorated. In the early 80’s a push towards globalization began with the promise of a better economic mousetrap that would lift all participants. The combination of the shortcomings seen in global supply chains during the pandemic and the collapse of international relations of the world’s superpowers has lead many to conclude that the anticipated rewards of globalization were illusion-ary.

Why is this economics lesson important? It is going to take a long time, with a negative effect on margins, for the large international companies to realign their businesses. Apple is a highly regarded company with a great product, but over 90% of the product they sold last year was manufactured in China and over 70% of iPhones are manufactured by one Chinese company. Outside of brief energy commodity spikes, inflation has been non-existent for 3 decades. Is this because U.S. fiscal and monetary policy has been so effective that we were able to control it? No, we have simply been holding inflation at bay as the world’s corporations continually reduced input costs, eventually finding themselves all working in the same inhospitable corner of the world. And this is why it appears to be a good time to be a small cap investor.

The Fund’s performance this year arose from the portfolio structure which was designed to stay away from these macro challenges. Generally, the Fund is not invested in companies that are dependent on Chinese manufacturing or require raw materials from Russia. In fact, quite the opposite. The portfolio has a number of holdings that appear to be competitively advantaged because they can satisfy customers with greater certainty than larger international competitors. When a company can satisfy demand when others cannot, they enjoy pricing power.

There are additional tailwinds available to smaller domestic companies. “Reshoring” (when large corporations bring their manufacturing operations back to the US) is a term that is being mentioned more frequently. These operations are going to require products and services that existing smaller domestic companies provide.

2023 Annual Report 1

For the fiscal year ending Jan 31, 2023, Fund investor class shares returned 2.55%, exceeding the Russell 2000 Value benchmark return of -0.52% . While an underweight in real estate helped, the preponderance of outperformance was achieved by stock selection. The sector where performance was most challenged was the allocation to energy stocks, where the Fund struggled to keep up with the benchmark’s performance.

As we start the new year, we are excited with how the portfolio is positioned. As compared to the benchmark, the Fund’s portfolio companies generally carry less leverage and higher returns on equity and return on assets. At the same time the aggregate valuation of the holdings nearly matches that of the benchmark. The goal is higher quality at a similar price.

As indicated above, we are excited to be small cap investors today. We have been working in the shadows of our large cap brethren for quite some time now. With the events of the last two years, investors are recognizing that not all business risks of larger companies had been calculated. The market is now starting to price in the various geopolitical risks and inflation challenges. There is recognition that these challenges will be with us for an extended period and therefore the market will be looking for companies that do not face these risks. These safe havens will often be small domestic companies with simple and finite business with easy to identify inputs and customer sets, staying away from the many macro challenges that may persist for several years.

Interim Management Agreement and Fund Reorganization

On December 15, 2022, the Board of Trustees of the Walthausen Small Cap Value Fund unanimously approved an interim investment management agreement with North Star Investment Management Corporation (“North Star”) as the new adviser to the Fund. North Star is a Chicago based investment management firm with over $1.5 billion in customer assets and a long history of investing in small cap value stocks. Eric Kuby and Peter Gottlieb have been named as the current portfolio managers; the previous manager, Gerry Heffernan is consulting with North Star to ensure a smooth transition of the management of the Fund. There have been no significant changes to the Fund’s portfolio, and it is anticipated that the investment objectives and strategies will remain the same. Additionally, the interim agreement leaves the current Fund expense levels in place, assuring that there will be no additional costs to current shareholders during this period.

In conjunction with approving North Star as the new adviser, the Board of Trustees also approved a plan, subject to shareholder approval, to reorganize the Fund into the North Star Small Cap Value Fund, which is a newly created series of Northern Lights Fund Trust II. Fund shareholders will soon recieve proxy materials regarding the proposed reorganization.

For more information on North Star, please visit www.nsinvestfunds.com. You may also contact Eric Kuby or Peter Gottlieb directly at info@nsivnest.com if you have any questions.

THE WALTHAUSEN SMALL CAP VALUE FUND

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns assume that all dividends and distributions were reinvested and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-925-8428.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a copy of the Fund’s prospectus, please visit our website at www.walthausenfunds.com or call 1-888-925-8428 and a copy will be sent to you free of charge. Distributed by Foreside Fund Services, LLC.

2023 Annual Report 2

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

1/31/2023 Investor Class NAV $15.64
1/31/2023 Institutional Class NAV $15.56

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JANUARY 31, 2023

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
Walthausen Small Cap Value Fund- Investor Class	2.55%	11.75%	5.13%	8.09%
Russell 2000® Value Index(B)	-0.52%	9.94%	5.78%	8.84%

			Since
	1 Year(A)	3 Years(A)	Inception(A)
Walthausen Small Cap Value Fund - Institutional Class	2.71%	11.98%	12.45%
Russell 2000® Value Index(B)	-0.52%	9.94%	11.13%

Annual Fund Operating Expense Ratios (from Supplement dated 12/15/2022):

Investor Class - Gross 1.45%, Net 1.21% Institutional Class - Gross 1.45%, Net 0.98%

During the periods, certain expenses have been reimbursed and/or waived. Absent those arrangements, the performance of the Classes would have been lower.

Each Class’s expense ratios for the fiscal year ended January 31, 2023, can be found in the financial highlights included in this report.

The Annual Fund Operating Expense Ratios reported above may not correlate to the expense ratios in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds; and (b) the impact of waivers and breakpoints in expenses charged and the application of waivers as described in Note 4.

(A)1 Year, 3 Years, 5 Years, 10 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Investor Class was February 1, 2008. Institutional Class commenced operations on December 31, 2018.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME THAT ALL DIVIDENDS AND DISTRIBUTIONS WERE REINVESTED AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428. THE FUND’S DISTRIBUTOR IS FORESIDE FUND SERVICES, LLC.

2023 Annual Report 3

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

WALTHAUSEN SMALL CAP VALUE FUND by Sectors as of January 31, 2023 (as a percentage of Common Stocks and Real Estate Investment Trusts)

2023 Annual Report 4

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as IRA maintenance fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on August 1, 2022, and held through January 31, 2023.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Ultimus Fund Solutions, LLC, the Fund’s transfer agent. You will be charged an annual maintenance fee of $15 for each tax deferred account you have with the Fund (“IRA maintenance fees”). To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as IRA maintenance fees described above or expenses of underlying funds. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Investor Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	August 1, 2022 to
	August 1, 2022	January 31, 2023	January 31, 2023

Actual	$1,000.00	$1,075.64	$6.33

Hypothetical	$1,000.00	$1,019.11	$6.16
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2023 Annual Report 5

Institutional Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	August 1, 2022 to
	August 1, 2022	January 31, 2023	January 31, 2023

Actual	$1,000.00	$1,076.69	$5.13

Hypothetical	$1,000.00	$1,020.27	$4.99
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2023 Annual Report 6

Walthausen Small Cap Value Fund

		Schedule of Investments
		January 31, 2023
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Crude Petroleum & Natural Gas
12,366	Gulfport Energy Corporation *	$842,743	1.77%
Electric Lighting & Wiring Equipment
18,574	AZZ Inc.	789,023
62,364	LSI Industries Inc.	856,258
		1,645,281	3.45%
Electrical Industrial Apparatus
56,376	Thermon Group Holdings, Inc. *	1,303,413	2.74%
Electrical Work
10,782	Comfort Systems USA, Inc.	1,305,053	2.74%
Electronic Components & Accessories
25,718	Vishay Precision Group, Inc. *	1,110,503	2.33%
Electronic Connectors
22,884	Methode Electronics, Inc.	1,092,482	2.29%
Farm Machinery & Equipment
6,063	Alamo Group Inc.	948,678	1.99%
Heavy Construction Other Than Building Construction - Contractors
84,253	Great Lakes Dredge & Dock Corporation *	579,661	1.22%
Instruments for Measuring & Testing of Electricity & Electric Signals
25,098	Allied Motion Technologies Inc.	1,019,983
22,762	Cohu, Inc. *	821,253
		1,841,236	3.86%
Metal Forgings & Stampings
11,867	Materion Corporation	1,070,997
24,825	TriMas Corporation	764,362
		1,835,359	3.85%
Mobile Homes
15,980	Skyline Champion Corporation *	942,021	1.98%
Motor Vehicles & Passenger Car Bodies
30,080	The Shyft Group, Inc.	1,001,363	2.10%
National Commercial Banks
8,128	City Holding Company	770,453
24,097	NBT Bancorp Inc.	947,253
		1,717,706	3.60%
Oil & Gas Field Services, NEC
130,904	Helix Energy Solutions Group, Inc. *	1,038,069
90,607	ProPetro Holding Corp. *	901,540
		1,939,609	4.07%
Plastic Materials, Synth Resins & Nonvulcan Elastomers
21,688	AdvanSix Inc.	937,789	1.97%
Printed Circuit Boards
16,441	Kimball Electronics, Inc. *	419,574	0.88%
Pulp Mills
62,083	Mercer International Inc. (Canada)	790,316	1.66%
Retail - Jewelry Stores
6,359	Signet Jewelers Limited (Bermuda)	488,435	1.03%
Retail - Retail Stores, NEC
38,892	Titan Machinery Inc. *	1,708,914	3.59%
Retail - Shoe Stores, NEC
21,817	Shoe Carnival, Inc.	595,822	1.25%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2023 Annual Report 7

Walthausen Small Cap Value Fund

		Schedule of Investments
		January 31, 2023
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Rolling Drawing & Extruding of Nonferrous Metals
7,191	Encore Wire Corporation	$1,160,843	2.44%
Sanitary Services
40,708	Heritage-Crystal Clean, Inc. *	1,514,338	3.18%
Savings Institution, Federally Chartered
39,139	OceanFirst Financial Corp.	936,205	1.96%
Semiconductors & Related Devices
10,274	Kulicke and Soffa Industries, Inc. (Singapore)	525,001
10,152	OSI Systems, Inc. *	961,496
		1,486,497	3.12%
Services - Amusement & Recreation Services
110,835	Bowlero Corp. - Class A *	1,523,981	3.20%
Services - Automotive Repair, Services & Parking
20,755	Monro, Inc.	1,056,429	2.22%
Services - Engineering Services
19,829	VSE Corporation	1,088,612	2.28%
Services - Facilities Support Management Services
18,225	V2X, Inc. *	804,816	1.69%
Services - Home Health Care Services
7,661	Addus HomeCare Corporation *	823,711	1.73%
Services - Management Consulting Services
46,861	The Hackett Group, Inc.	1,035,628	2.17%
Services - To Dwellings & Other Buildings
17,163	ABM Industries Incorporated	805,116	1.69%
Special Industry Machinery, NEC
11,092	Axcelis Technologies, Inc. *	1,219,565	2.56%
State Commercial Banks
9,428	Business First Bancshares, Inc.	195,537
21,270	First Bancorp	847,609
18,776	First Financial Corporation	843,418
7,715	Lakeland Financial Corporation	545,528
8,422	QCR Holdings, Inc.	442,660
25,852	Seacoast Banking Corporation of Florida	830,108
19,096	TriCo Bancshares	965,303
16,335	Washington Trust Bancorp, Inc.	698,648
		5,368,811	11.27%
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens)
17,980	Commercial Metals Company	975,775	2.05%
Surgical & Medical Instruments & Apparatus
9,390	Haemonetics Corporation *	794,394	1.67%
Title Insurance
5,132	Stewart Information Services Corporation	245,156	0.51%
Total for Common Stocks (Cost $28,858,202)		43,885,835	92.11%
REAL ESTATE INVESTMENT TRUSTS
44,769	Global Medical REIT Inc.	502,756
49,561	UMH Properties, Inc.	888,133
Total for Real Estate Investment Trusts (Cost $928,524)		1,390,889	2.92%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2023 Annual Report 8

Walthausen Small Cap Value Fund

	Schedule of Investments
	January 31, 2023
Shares	Fair Value	% of Net Assets
MONEY MARKET FUNDS
2,414,644 Fidelity Investments Money Market Government Portfolio -
Class I 4.20% **	$2,414,644	5.07%
(Cost $2,414,644)
Total Investment Securities	47,691,368	100.10%
(Cost $32,201,370)
Liabilities in Excess of Other Assets	(48,812)	-0.10%
Net Assets	$47,642,556	100.00%

** The rate shown represents the 7-day yield at January 31, 2023. The accompanying notes are an integral part of these financial statements.

2023 Annual Report 9

Walthausen Small Cap Value Fund

Statement of Assets and Liabilities
January 31, 2023
Assets:
Investment Securities at Fair Value	$47,691,368
(Cost $32,201,370)
Receivable for Dividends	24,480
Receivable for Shareholder Subscriptions	190
Total Assets	47,716,038
Liabilities:
Payable to Trustees	3,750
Payable for Shareholder Redemptions	17
Payable to Advisor for Management Fees (Note 4)	33,813
Payable for Other Expenses (Note 4)	35,902
Total Liabilities	73,482
Net Assets	$47,642,556
Net Assets Consist of:
Paid In Capital	$29,732,785
Total Distributable Earnings	17,909,771
Net Assets	$47,642,556

Investor Class
Net Assets	$41,871,215
Shares Outstanding
(Unlimited shares authorized)	2,677,476
Net Asset Value, Offering Price and Redemption Price Per Share	$15.64

Institutional Class
Net Assets	$5,771,341
Shares Outstanding
(Unlimited shares authorized)	370,853
Net Asset Value, Offering Price and Redemption Price Per Share	$15.56

Statement of Operations
For the fiscal year ended January 31, 2023

Investment Income:
Dividends (Net of foreign withholding tax of $648)	$987,921
Total Investment Income	987,921
Expenses:
Management Fees (Note 4)	742,237
Service Fees (Note 4)	305,007
Other Expenses	35,902
Trustees Fees	3,750
Total Expenses	1,086,896
Less: Waived / Reimbursed Fees (Note 4)	(244,343)
Net Expenses	842,553
Net Investment Income (Loss)	145,368
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	9,338,442
Net Change In Unrealized Appreciation (Depreciation) on Investments	(11,219,799)
Net Realized and Unrealized Gain (Loss) on Investments	(1,881,357)
Net Increase (Decrease) in Net Assets from Operations	$(1,735,989)

The accompanying notes are an integral part of these financial statements.

2023 Annual Report 10

Walthausen Small Cap Value Fund

Statements of Changes in Net Assets
	2/1/2022		2/1/2021
	to		to
	1/31/2023		1/31/2022
From Operations:
Net Investment Income (Loss)	$145,368		$152,261
Net Realized Gain (Loss) on Investments	9,338,442		57,932,242
Net Change in Unrealized Appreciation (Depreciation) on Investments	(11,219,799)		(18,301,675)
Increase (Decrease) in Net Assets from Operations	(1,735,989)		39,782,828
From Distributions to Shareholders:
Investor Class	(6,665,839)		(21,103,053)
Institutional Class	(1,977,553)		(13,785,955)
Change in Net Assets from Distributions	(8,643,392)		(34,889,008)
From Capital Share Transactions:
Proceeds From Sale of Shares
Investor Class	641,095 (a)		8,892,366
Institutional Class	1,347,209		19,153,536	(b)
Proceeds From Redemption Fees (e)
Investor Class	-		622
Institutional Class	-		8,825
Shares Issued on Reinvestment of Dividends
Investor Class	6,575,061		20,716,589
Institutional Class	1,952,563		13,719,057
Cost of Shares Redeemed
Investor Class	(22,365,104)		(33,422,442)	(b)
Institutional Class	(30,141,680)	(a)	(102,596,647)
Net Increase (Decrease) from Shareholder Activity	(41,990,856)		(73,528,094)
Net Increase (Decrease) in Net Assets	(52,370,237)		(68,634,274)
Net Assets at Beginning of Period	100,012,793		168,647,067
Net Assets at End of Period	$47,642,556		$100,012,793

Share Transactions:
Issued
Investor Class	38,334	(c)	374,706
Institutional Class	77,629		786,617	(d)
Reinvested
Investor Class	455,336		1,094,379
Institutional Class	135,878		725,109
Redeemed
Investor Class	(1,326,693)		(1,462,219)	(d)
Institutional Class	(1,819,201)	(c)	(4,253,373)
Net Increase (Decrease) in Shares	(2,438,717)		(2,734,781)

(a) Includes $2,504 of exchanges from Institutional Class to Investor Class.
(b) Includes $407,992 of exchanges from Investor Class to Institutional Class.
(c) Includes the exchange of 149 shares from Institutional Class to 149 shares of Investor Class.
(d) Includes the exchange of 16,909 shares from Investor Class to 16,867 shares of Institutional Class.
(e) Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for
90 days or less.

The accompanying notes are an integral part of these financial statements.

2023 Annual Report 11

Walthausen Small Cap Value Fund

Financial Highlights - Investor Class
Selected data for a share outstanding throughout the period:	2/1/2022	2/1/2021		2/1/2020		2/1/2019		2/1/2018
	to	to		to		to		to
	1/31/2023	1/31/2022		1/31/2021		1/31/2020		1/31/2019
Net Asset Value -
Beginning of Period	$18.23	$20.49		$18.80		$18.71		$23.87
Net Investment Income (Loss) (a)	0.02	(0.00)	+	0.05		0.07		(0.02)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.21	5.12		1.83		0.43		(2.74)
Total from Investment Operations	0.23	5.12		1.88		0.50		(2.76)
Distributions (From Net Investment Income)	(0.05)	-	+	(0.19)		(0.02)		-
Distributions (From Capital Gains)	(2.77)	(7.38)		-		(0.39)		(2.40)
Total Distributions	(2.82)	(7.38)		(0.19)		(0.41)		(2.40)
Proceeds from Redemption Fee (e)	-	-	+	-	+	-	+	-	+
Net Asset Value -
End of Period	$15.64	$18.23		$20.49		$18.80		$18.71
Total Return (c)	2.55%	23.66%		10.04%		2.55%		(10.27)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$41,871	$64,007		$71,784		$177,627		$422,206
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.47%	1.38%		1.35%		1.30%		1.27%
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.13%	-0.17%		0.16%		0.27%		-0.09%
After Reimbursement (d)
Ratio of Expenses to Average Net Assets	1.21%	1.21%		1.21%		1.21%		1.27%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.13%	-0.00%	+	0.30%		0.36%		-0.09%
Portfolio Turnover Rate	27.84%	71.40%		65.91%		56.71%		45.51%

+ Amount calculated is less than +/-$0.005/0.005% .
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Effective December 31, 2018, the Advisor has agreed to waive a portion of its fees (See Note 4).
(e) Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for
90 days or less.

The accompanying notes are an integral part of these financial statements.

2023 Annual Report 12

Walthausen Small Cap Value Fund

Financial Highlights - Institutional Class
Selected data for a share outstanding throughout the period:	2/1/2022	2/1/2021		2/1/2020		2/1/2019		12/31/2018*
	to	to		to		to		to
	1/31/2023	1/31/2022		1/31/2021		1/31/2020		1/31/2019
Net Asset Value -
Beginning of Period	$18.22	$20.53		$18.83		$18.70		$16.71
Net Investment Income (Loss) (a)	0.06	0.05		0.09		0.11		- +
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.19	5.14		1.84		0.43		1.99
Total from Investment Operations	0.25	5.19		1.93		0.54		1.99
Distributions (From Net Investment Income)	(0.14)	(0.12)		(0.23)		(0.02)		-
Distributions (From Capital Gains)	(2.77)	(7.38)		-		(0.39)		-
Total Distributions	(2.91)	(7.50)		(0.23)		(0.41)		-
Proceeds from Redemption Fee (e)	-	-	+	-	+	-	+	-
Net Asset Value -
End of Period	$15.56	$18.22		$20.53		$18.83		$18.70
Total Return (c)	2.71%	23.92%		10.33%		2.80%		11.91%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$5,771	$36,005		$96,863		$132,207		$7,741
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	1.38%		1.35%		1.30%		1.37%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.13%	-0.20%		0.15%		0.23%		-0.23%	***
After Reimbursement (d)
Ratio of Expenses to Average Net Assets	0.98%	0.98%		0.98%		0.98%		0.98%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.34%	0.20%		0.52%		0.55%		0.16%	***
Portfolio Turnover Rate	27.84%	71.40%		65.91%		56.71%		45.51%	**

* Commencement of Class.
** Not Annualized.
*** Annualized.
+ Amount calculated is less than $0.005/0.005% .
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Effective December 31, 2018, the Advisor has agreed to waive a portion of its fees (See Note 4).
(e) Prior to June 1, 2021, shares were subject to a redemption fee of 2% if redeemed after holding them for
90 days or less.

The accompanying notes are an integral part of these financial statements.

2023 Annual Report 13

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SMALL CAP VALUE FUND
January 31, 2023

1.) ORGANIZATION
Walthausen Small Cap Value Fund (the “Fund”) was organized as a diversified series of the Walthausen Funds (the “Trust”) on January 14, 2008. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007, and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund currently offers Investor Class shares and Institutional Class shares. The Fund’s Investor Class shares commenced operations on February 1, 2008, and Institutional Class shares commenced operations on December 31, 2018. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The classes differ principally in their respective distribution expenses and arrangements. The Fund’s investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is North Star Investment Management Corporation (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended January 31, 2023, the Fund did not incur any interest or penalties.

SHARE VALUATION
The net asset value (the “NAV”) per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deductions. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

2023 Annual Report 14

Notes to Financial Statements - continued

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Valuation Committee believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing

2023 Annual Report 15

Notes to Financial Statements - continued

service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Committee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued pursuant to the Fair Value Pricing procedures below. The Board maintains responsibility for fair value determinations under Rule 2a-5 of the 1940 Act and oversees the Valuation Committee.

Money market funds. Shares of money market funds are valued at the net asset value provided by the funds and are classified as level 1 of the fair value hierarchy.

Fair Value Pricing. It is incumbent upon the Valuation Committee to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2023:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$43,885,835	$0	$0	$43,885,835
Real Estate Investment Trusts	1,390,889	0	0	1,390,889
Money Market Funds	2,414,644	0	0	2,414,644
Total	$47,691,368	$0	$0	$47,691,368

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the fiscal year ended January 31, 2023.

The Fund did not invest in any derivative instruments during the fiscal year ended January 31, 2023.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
Effective December 15, 2022, the Trustees approved an Interim Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor. The Advisory Agreement was entered by the Trust, on behalf of the Fund, with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Board, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor is entitled to receive an investment management fee equal to 1.00% of the average daily net assets of the Fund. Effective December 15, 2022, pursuant to the Interim Management Fee Waiver Agreement, the Advisor contractually agreed to waive, without the ability to recoup, the management fees of the Fund during the term of the Agreement to 0.98% of the Fund's average daily net assets. During the period December 15, 2022 to January 31, 2023, the Advisor earned management fees totaling $63,189, of which $33,813 was due to the Advisor at January 31, 2023.

Effective December 15, 2022, the Advisor agreed contractually to waive its management fee and to reimburse operating expenses (“Current Expense Limitation Agreement”) (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) at least until May 31, 2025 such that net annual fund operating expenses of the Fund do not exceed 1.21% for the Investor Class of Shares and 0.98% for the Institutional Class of Shares. The Current Expense Limitation Agreement can be terminated only by, or with the consent of, the Board of Trustees. The Advisor is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, pursuant to the Current Expense Limitation Agreement, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Pursuant to the Interim Management Fee Waiver Agreement and the Current Expense Limitation Agreement, during the period from December 15, 2022 to January 31, 2023, the Advisor has waived expenses totaling $22,256 and $6,115, respectively, for the Investor Class Shares and Institutional Class Shares. Despite the contractual terms, the Advisor has determined and represented to the Fund that it will not seek to recoup any waived fees or expenses reimbursed pursuant to the Current Expense Limitation Agreement.

2023 Annual Report 16

Notes to Financial Statements - continued

Certain officers and shareholders of the Advisor are also officers of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

Prior to December 15, 2022, the Trust, on behalf of the Fund, had entered into an investment advisory agreement (“Prior Management Agreement”) with Walthausen & Co. (the “Prior Advisor”). The Prior Advisor managed the investment portfolio of the Fund, subject to policies adopted by the Board, and, at its own expense and without reimbursement from the Trust, furnished office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Prior Advisor received an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Prior to December 15, 2022, the Trust, on behalf of the Fund, had entered a Services Agreement with the Prior Advisor (the “Prior Services Agreement”). Under the terms of the Prior Services Agreement, the Prior Advisor was obligated to pay the operating expenses of the Fund excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may have been a party and indemnification of the Trust’s Trustees and officers. For its services, the Prior Advisor received service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million. The Prior Management Agreement and the Prior Services Agreement were terminated by the Board when the Advisory Agreement became effective.

Additionally, the Prior Advisor had contractually agreed to waive Services Agreement fees and Management fees to the extent necessary to maintain total annual operating expenses of the Investor Class Shares and Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 1.21% and 0.98%, respectively (the “Prior Waiver”). The Board terminated the Prior Waiver effective December 15, 2022. There were no provisions for recoupment for waived Service Agreement fees and Management fees pursuant to the Prior Waiver Agreement.

For the period of February 1, 2022 through December 14, 2022, the Prior Advisor earned management fees totaling $679,048, of which $0 was due to the Prior Advisor at January 31, 2023. For the same period, the Prior Advisor earned service fees of $305,007, of which $0 was due to the Prior Advisor at January 31, 2023. During the period of February 1, 2022 through December 14, 2022, service and management fees in the amounts of $108,980 and $106,992, for the Investor and Institutional Classes, respectively, were waived without provision for recoupment.

Prior to December 15, 2022, certain officers and shareholders of the Prior Advisor served as officers of the Trust. These individuals may have received benefits from the Prior Advisor resulting from management and service fees paid to the Prior Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid $7,000, for a total of $21,000, in Trustees’ fees plus travel and related expenses for the fiscal year ended January 31, 2023. Trustee fees incurred prior to December 15, 2022 were paid by the Prior Advisor pursuant to the Prior Services Agreement and are not reflected in the Statement of Operations. As of January 31, 2023, the Fund owes $3,750 to the Trustees in Trustees fees.

5.) PURCHASES AND SALES OF SECURITIES
For the fiscal year ended January 31, 2023, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $20,210,825 and $73,047,204, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

6.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2023, NFS, LLC and Charles Schwab & Co. Inc., both for the benefit of their clients, held, in aggregate, 50.85% and 29.80% of the shares of the Fund, respectively, and therefore each may be deemed to control the Fund.

7.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at January 31, 2023, was $32,351,429. At January 31, 2023, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$15,786,446	($446,507)	$15,339,939

2023 Annual Report 17

Notes to Financial Statements - continued

The tax character of distributions for Investor Class was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2023	January 31, 2022
Ordinary Income .	$ 2,550,244	$ 8,914,016
Long-Term Capital Gain	4,115,595	12,189,037
	$ 6,665,839	$21,103,053

The tax character of distributions for Institutional Class was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2023	January 31, 2022
Ordinary Income .	$ 794,947	$ 5,948,141
Long-Term Capital Gain	1,182,606	7,837,814
	$ 1,977,553	$13,785,955

As of January 31, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$ 75,442
Undistributed Long-Term Capital Gains	2,494,390
Unrealized Appreciation on Investments – Net	15,339,939
$17,909,771

The differences between book basis and tax basis unrealized appreciation were primarily attributable to the tax deferral of wash sales.

For the fiscal year ended January 31, 2023, the following adjustments were recorded and primarily related to the use of equalization for tax purposes.

Paid In Capital	$6,459,579
Total Distributable Earnings	($6,459,579)

8.) CONCENTRATION OF SECTOR RISK
If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2023, the Fund had 35.51% of the value of its net assets invested in stocks within the Industrials sector.

9.) MARKET AND GEOPOLITICAL RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. On December 15, 2022, the Board of Trustees of the Trust approved a plan to reorganize the Fund into the North Star Small Cap Fund, which is a newly created series of the Northern Lights Fund Trust II. A shareholder meeting is scheduled for April 14, 2023, at which shareholders will be asked to consider the proposed reorganization. Management has concluded that there is no other impact requiring adjustment to or disclosure in the financial statements.

2023 Annual Report 18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Walthausen Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Walthausen Funds comprising Walthausen Small Cap Value Fund (the “Fund”) as of January 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for Walthausen Funds since 2008.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
March 29, 2023

2023 Annual Report 19

ADDITIONAL INFORMATION January 31, 2023 (UNAUDITED)

1.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

2.) PROXY VOTING GUIDELINES
The Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Form N-PX provides information regarding how the Fund voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling 1-888-925-8428. This information is also available on the SEC’s website at http://www.sec.gov.

3.) LIQUIDITY RISK MANAGEMENT PROGRAM
During the fiscal year ended January 31, 2023, the Board reviewed the Fund’s liquidity risk management program, adopted pursuant to Rule 22e-4 under the Investment Company Act. The program was overseen by the Prior Advisor, who delegated certain responsibilities for managing the program to a liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Fund taking into consideration several factors including the liquidity of the Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time. Since December 15, 2022, the Advisor has overseen the program. The Advisor has delegated certain responsibilities for managing the program to a new liquidity program administrator.

4.) APPROVAL OF INTERIM INVESTMENT ADVISORY AGREEMENT AND NEW ADVISORY AGREEMENT
At a December 8, 2022, Board meeting, the Board approved the Interim Advisory Agreement between the Board and North Star Investment Management Corporation ("North Star") on behalf of the Fund, in order to enable the portfolio managers to continue managing the day-to-day investments of the Funds upon the closing of the Transition. The following summarizes the Board’s review process and the information on which the conclusions were based.

Nature, Extent & Quality of Services. The Board observed that North Star, founded in 2003, was a 100% employee-owned Registered Investment Advisor, and currently managed $1.22 billion in separately managed accounts and $312 million in four mutual funds (as of 9/30/2022). They considered that North Star had 27 investment professionals and administrative staff. They further noted that the adviser also provided customized advice for individual accounts based on the clients’ investment objectives, guidelines, and risk thresholds. They reviewed the background information of North Star’s key investment personnel that would provide services to the Fund, noting the wide range of industry experience in asset management positions. They considered that there would be no change to the investment strategy or the approach to managing the strategy. The Board expressed their satisfaction with the adviser’s intention to continue the current adviser’s focus on value investing and fundamental analysis. They discussed the adviser’s process for monitoring compliance with investment limitations, noting its use of an order management system that performed pre-trade and post-trade checks against the Fund’s investment guidelines and produced real-time compliance reports that were reviewed by compliance staff. The Board noted that the adviser selected broker-dealers based on its best execution policy with a focus on certain factors including, but not limited to, execution efficiency and timing, the viability of the broker-dealer and responsiveness. They considered the adviser’s cyber-security protocols and its use of a third-party service provider to monitor its technology infrastructure. They noted that the adviser reported no cyber security, material compliance or litigation issues. The Board concluded that Walthausen and North Star had similar investment philosophies and corporate cultures and that shareholders would benefit from the additional resources available at North Star and continue to receive high quality service.

Performance. The Board considered the prior performance of other mutual funds that were managed by North Star, focusing on the performance of two equity funds that North Star believed were most relevant. They observed that the two funds had recently underperformed the relevant benchmark, but the long term (since inception) returns demonstrated an ability to deliver strong returns and outperform the applicable benchmark. The Board considered North Star’s risk mitigation strategies, which included target allocation maximums and a consistent security selection process

2023 Annual Report 20

that provided portfolio managers a defined universe of equities to purchase. The Board concluded that it expected North Star could provide reasonable returns to the Fund.

Fees and Expenses. The Board noted that the proposed advisory fee of 1.00% was the same fee as under the current advisory agreement between the Trust and Walthausen. They noted that the advisory fee was higher than the Fund’s peer group and Morningstar category averages but below the peer and category highs. The Board further noted that the Fund’s advisory fee was equal to the fee charged by North Star for advising similar mutual funds. The Board considered the effort required of a fundamental actively managed portfolio compared to funds that are more passively managed. The Board concluded that the Fund’s proposed advisory fee was not unreasonable.

Economies of Scale. The Board considered whether economies of scale would likely be realized by North Star during the initial terms of the New Agreements. They discussed North Star’s opinion that it did not anticipate any significant growth in assets during the first twelve months as efforts would largely be focused on the reorganization. The Board agreed that in light of the expense limitation agreement and the current size of the Fund, the absence of breakpoints was acceptable.

Profitability. The Board reviewed the information provided by North Star regarding the projected profitability of North Star with respect to the Fund. They considered that North Star estimated a modest profit, before distribution expenses, for the next two years. The Board agreed that excessive profitability was not an issue at this time.

Conclusion. Having requested and received such information from the adviser as the Board believed to be reasonably necessary to evaluate the terms of the New Agreements, and as assisted by the advice of Counsel, the Board concluded that approval of the New Agreements was in the best interests of shareholders of the Target Fund. The Board further concluded that the New Agreements and related Transition met the requirements of Section 15 of the 1940 Act because North Star had represented to the Board that for two years following the Transition, there would be no unfair burden on the Fund or shareholders, and that for three years after the Transition, the Board of the other Trust will remain at least 75% independent.

2023 Annual Report 21

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Other
			Principal	Number of	Directorships
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Held By
and Year of Birth	with the	Time Served	During	Overseen	Trustee
	Trust		Past 5 Years	By Trustee

Eric Kuby	President	Indefinite	Chief Investment Officer, North Star	N/A	N/A
Year of Birth: 1960		Term, Since	Investment Management Corp.
		December	(September 2004- present).
2022

Andrew Eisenberg	Secretary	Indefinite	General Counsel and Chief	N/A	N/A
Year of Birth: 1971		Term, Since	Compliance Officer, North Star
		December	Investment Management Corp. (June
		2022	2015-present).

Peter Gottlieb	Treasurer	Indefinite	Founder and President, North Star	N/A	N/A
Year of Birth: 1967	and Chief	Term, Since	Investment Management Corp. (July
	Compliance	Dec. 2022;	2003-present).
	Officer	CCO since
Jan. 2023

(1) The address of each Trustee and Officer is c/o Walthausen Funds, 20 N. Wacker Drive, Suite 1416, Chicago, IL 60606. Independent Trustees

			Principal	Number of	Other
Name, Address(1),	Position	Length of	Occupation(s)	Portfolios	Directorships
and Year of Birth	with the	Time Served	During	Overseen	Held By
	Trust		Past 5 Years	By Trustee	Trustee

Edward A. LaVarnway	Independent	Since 2008	Retired as of 5/10/13. Executive	1	None
Year of Birth: 1951	Trustee		Director, Fredric Remington Art
Museum (8/15/05 to 5/10/13).

John P. Mastriani	Independent	Since	Retired as of 3/1/14 from serving as	1	None
Year of Birth: 1952	Trustee	July 2014	Executive Vice President of The Ayco
Company, L.P. (“Ayco”), a Goldman
Sachs Company affiliate. Board
Member and Chair of the Investment
Committee of the Goldman Sachs
Philanthropic Fund (11/2020 to
Present) & The Ayco Charitable
Foundation (4/2014 to Present).

Hany A. Shawky	Independent	Since 2009	Professor of Finance at the University	1	None
Year of Birth: 1947	Trustee		at Albany, N.Y. (10/2007 to Present).

(1) The address of each Trustee is c/o Walthausen Funds, 20 N. Wacker Drive, Suite 1416, Chicago, IL 60606.

The Statement of Additional Information contains additional and more detailed information about the
Trustees and is available without charge by calling the transfer agent at 1-888-925-8428.

2023 Annual Report 22

Board of Trustees
Edward A. LaVarnway
John P. Mastriani
Hany A. Shawky

Investment Advisor and Administrator
North Star Investment Management Corporation

Legal Counsel
Thompson Hine LLP

Custodian
US Bank, N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Ultimus Fund Solutions, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Distributor
Foreside Fund Services, LLC

This report is provided for the general information of the shareholders of the Walthausen
Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SMALL CAP VALUE FUND
20 N. Wacker Drive, Suite 1416
Chicago, IL 60606

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that John P. Mastriani is an audit committee financial expert. Mr. Mastriani is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 1/31/2023	FYE 1/31/2022
Audit Fees	$13,750	$26,500
Audit-Related Fees	$1,500	$1,000
Tax Fees	$4,700	$12,000
All Other Fees	$1,000	$900
Nature of Audit-Related Fees: Consent Fee.

Nature of Tax Fees: preparation of Excise Tax Statement, 1120 RIC, and review of year end dividend calculation. Nature of All Other Fees: Review of Semi-Annual Report

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 1/31/2023	FYE 1/31/2022
Registrant	$5,700	12,900
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: Eric Kuby Eric Kuby President

Date: 4/5/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Eric Kuby Eric Kuby President

Date: 4/5/2023

By: /s/Peter Gottlieb Peter Gottlieb Chief Financial Officer

Date: 4/6/2023